LONG-TERM DEBT (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013		Dec. 31, 2012
Total	$ 85,763		$ 36,629
Current portion	20,365		3,351
Long-term portion	65,398		33,278
Government Loans For Research And Development Projects [Member]
Total	4,545	[1]	4,696	[1]
Acquisition Liability Contingent Consideration [Member]
Total	46,582	[2]	24,063	[2]
Acquisition Liability Note [Member]
Total	10,260	[2]	5,713	[2]
Acquisition Liability Warrant Consideration [Member]
Total	7,457	[2]	2,157	[2]
Facility Agreement [Member]
Total	12,291	[3]	0	[3]
Royalty Agreement [Member]
Total	$ 4,628	[3]	$ 0	[3]

[1]	French government agencies provide financing to French companies for research and development. At December 31, 2012 and September 30, 2013, the Company had outstanding loans of $4,696,000 and $4,545,000, respectively for various programs. These loans do not bear interest and are repayable only in the event the research project is technically or commercially successful. Potential repayment is scheduled to occur from 2013 through 2019.
[2]	The Acquisition liability relates to the acquisition by the Company on March 13, 2012, through its wholly owned subsidiary Flamel US Holdings, Inc., or Flamel US, all of the membership interests of Éclat Pharmaceuticals, LLC. In exchange for all of the issued and outstanding membership interests of Éclat Pharmaceuticals, Flamel US provided consideration consisting of: ⋅ a $12 million senior, secured six-year note that is guaranteed by the Company and its subsidiaries and secured by the equity interests and assets of Éclat; ⋅ two warrants to purchase a total of 3,300,000 American Depositary Shares, each representing one ordinary share of Flamel (“ADSs”); and ⋅ a commitment to make earn out payments of 20% of any gross profit generated by certain Éclat Pharmaceuticals launch products and to pay 100% of any gross profit generated by Hycet® up to a maximum of $1 million. The Company subsequently sold the Hycet® assets in November 2013. The Purchase Agreement also contains certain representations and warranties, covenants, indemnification and other customary provisions.
[3]	On February 4, 2013 the Company concluded a $15 million debt financing transaction (Facility Agreement) with Deerfield Management, a current shareholder. Subject to certain limitations, the Company may use the funds for working capital, including continued investment in its research and development projects.